Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Income and Comprehensive Income
(Loss) profit for the year	$ (343,810)	$ 85,416
Recognized directly in equity:
Net gain (loss) on translation of foreign currency balances	9,220	(24,371)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	9,220	(24,371)
Recognized directly in equity:
Remeasurement - actuarial (loss) gain	(20,072)	9,060
Tax effect	1,878	520
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(18,194)	9,580
Other comprehensive loss net of tax, for the year	(8,974)	(14,791)
Total comprehensive loss for the year	$ (352,784)	$ 70,625